JPMorgan SmartRetirement® 2035 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 78.8%
Fixed Income — 26.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	27,497	285,422
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	82,638	604,083
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	381	2,253
JPMorgan High Yield Fund Class R6 Shares (a)	14,980	93,027
Total Fixed Income		984,785
International Equity — 9.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	384	11,348
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,575	85,900
JPMorgan International Equity Fund Class R6 Shares (a)	14,500	259,260
Total International Equity		356,508
U.S. Equity — 43.2%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	14,474	398,039
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	810	41,873
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,149	20,940
JPMorgan Small Cap Value Fund Class R6 Shares (a)	869	20,907
JPMorgan U.S. Equity Fund Class R6 Shares (a)	20,300	373,920
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	11,903	374,212
JPMorgan Value Advantage Fund Class R6 Shares (a)	11,579	395,662
Total U.S. Equity		1,625,553
Total Investment Companies (Cost $2,575,114)		2,966,846
Exchange-Traded Funds — 18.9%
Alternative Assets — 1.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	167	13,862
JPMorgan Realty Income ETF (a)	980	41,432
Total Alternative Assets		55,294
Fixed Income — 0.1%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	87	3,931
International Equity — 14.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,031	73,614
JPMorgan International Research Enhanced Equity ETF (a)	8,754	482,080
Total International Equity		555,694
U.S. Equity — 2.6%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,289	97,163
Total Exchange-Traded Funds (Cost $698,420)		712,082
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 0.88%, 1/31/2024 (b) (Cost $3,416)	3,521	3,410

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (c) (Cost $68,085)	68,085	68,085
Total Investments — 99.6% (Cost $3,345,035)		3,750,423
Other Assets Less Liabilities — 0.4%		14,785
NET ASSETS — 100.0%		3,765,208

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	374	06/16/2023	USD	18,618	607
Short Contracts
EURO STOXX 50 Index	(205)	06/16/2023	EUR	(9,491)	(286)
MSCI EAFE E-Mini Index	(268)	06/16/2023	USD	(28,089)	(923)
S&P 500 E-Mini Index	(46)	06/16/2023	USD	(9,512)	(414)
					(1,623)
					(1,016)

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$712,082	$—	$—	$712,082
Investment Companies	2,966,846	—	—	2,966,846

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$3,410	$—	$3,410
Short-Term Investments
Investment Companies	68,085	—	—	68,085
Total Investments in Securities	$3,747,013	$3,410	$—	$3,750,423
Appreciation in Other Financial Instruments
Futures Contracts	$607	$—	$—	$607
Depreciation in Other Financial Instruments
Futures Contracts	(1,623)	—	—	(1,623)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,016)	$—	$—	$(1,016)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$107,171	$11,619	$45,603	$(6,823)	$7,250	$73,614	2,031	$2,694	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	28,172	5,905	19,559	713	(1,369)	13,862	167	270	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	94,023	14,456	18,513	(2,056)	9,253	97,163	1,289	1,092	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	28,932	—	25,987	(3,887)	4,873	3,931	87	1,073	—
JPMorgan Core Bond Fund Class R6 Shares (a)	204,221	110,931	26,711	(2,910)	(109)	285,422	27,497	5,592	13
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	611,890	110,024	105,802	(18,920)	6,891	604,083	82,638	16,412	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	29,646	819	26,578	(7,641)	6,007	2,253	381	516	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	45,510	13,696	51,194	(3,125)	6,461	11,348	384	279	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	125,802	28,536	68,426	(3,280)	3,268	85,900	5,575	2,786	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	422,819	26,449	93,960	(34,724)	77,455	398,039	14,474	—	1,507
JPMorgan High Yield Fund Class R6 Shares (a)	82,904	21,331	11,448	(1,312)	1,552	93,027	14,980	4,142	—
JPMorgan International Equity Fund Class R6 Shares (a)	310,131	8,217	93,870	(18,446)	53,228	259,260	14,500	8,217	—
JPMorgan International Research Enhanced Equity ETF (a)	456,793	57,516	90,476	(8,209)	66,456	482,080	8,754	11,209	—
JPMorgan Realty Income ETF (a)	88,973	1,429	40,215	(4,593)	(4,162)	41,432	980	1,332	6,298
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	38,901	9,460	5,098	(306)	(1,084)	41,873	810	154	3,974
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	18,730	3,323	1,987	(1,232)	2,106	20,940	1,149	—	70

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Value Fund Class R6 Shares (a)	$19,214	$5,309	$2,681	$(327)	$(608)	$20,907	869	$209	$1,380
JPMorgan U.S. Equity Fund Class R6 Shares (a)	417,356	53,975	114,824	(7,653)	25,066	373,920	20,300	3,935	14,511
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	120,992	558,101	611,008	—	—	68,085	68,085	2,997	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	417,854	22,707	96,716	(18,041)	48,408	374,212	11,903	4,221	5,874
JPMorgan Value Advantage Fund Class R6 Shares (a)	423,218	89,390	94,683	(466)	(21,797)	395,662	11,579	7,771	31,946
Total	$4,093,252	$1,153,193	$1,645,339	$(143,238)	$289,145	$3,747,013		$74,901	$65,573

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
*	Non-income producing security.